Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Schedule of Revenue from Contracts with Customers
	Six months ended June 30
	2024	2025
Revenue from contracts with customers	$20,605,425	$21,785,004

Schedule of Disaggregation of Revenue from Contracts with Customers

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following revenue sources:

Six months ended June 30, 2024	Digital studio	Media and branded content	Technology	Total
Revenue from external customer contracts:
TNL Group
Timing of revenue recognition
At a point in time	$—	$155,143	$—	$155,143
Over time	3,984,071	2,118,923	3,242,966	9,345,960
MG Group
Timing of revenue recognition
At a point in time	—	4,296,503	2,083,518	6,380,021
Over time	4,474,579	249,722	—	4,724,301
	$8,458,650	$6,820,291	$5,326,484	$20,605,425
Six months ended June 30, 2025	Digital studio	Media and branded content	Technology	Total
Revenue from external customer contracts:
TNL Group
Timing of revenue recognition
At a point in time	$—	$163,674	$—	$163,674
Over time	3,417,386	1,463,827	4,099,523	8,980,736
MG Group
Timing of revenue recognition
At a point in time	—	3,994,103	1,922,711	5,916,814
Over time	6,437,142	286,638	—	6,723,780
	$9,854,528	$5,908,242	$6,022,234	$21,785,004

Schedule of Breakdown of Contract Balances

The breakdown of contract balances was as follows:

	December 31, 2024	June 30, 2025
Receivables arising from contracts with customers	8,241,352	4,961,621
Contract assets	3,980,380	1,626,222
Contract liabilities	578,219	831,975